CONSOLIDATED STATEMENTS OF CASH FLOWS - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year	₽ 56,590	₽ 48,450	₽ 47,404
Adjustments for:
Depreciation and amortization	79,912	83,259	82,473
Impairment of non-current assets	3,775		3,516
Non-cash loss from sale of subsidiary in Uzbekistan		2,726
Finance income	(5,548)	(5,273)	(8,368)
Finance costs	26,064	27,427	26,630
Income tax expense	18,977	14,954	13,269
Currency exchange (gain) / loss	(1,301)	(3,232)	6,213
Amortization of deferred connection fees	(2,876)	(2,287)	(2,362)
Share of (profit) / loss of associates	(2,774)	(1,828)	324
Change in fair value of financial instruments	(110)	(166)	(1,014)
Inventory obsolescence provision	2,179	1,548	384
Allowance for doubtful accounts	2,923	2,857	3,221
Change in provisions	14,347	13,161	7,265
Other non-cash items	(657)	(3,656)	(562)
Movements in operating assets and liabilities:
(Increase) / Decrease in trade and other receivables	(3,514)	(3,525)	2,781
Decrease / (Increase) in inventory	2,200	(1,816)	(5,998)
Decrease / (Increase) in advances paid and prepaid expenses	1,197	(812)	574
(Increase) / Decrease in VAT receivable	(1,145)	227	(642)
Decrease in trade and other payables and other current liabilities	(6,715)	(9,086)	(4,449)
Dividends received	3,590	2,801	3,269
Income tax paid	(22,427)	(11,687)	(9,643)
Interest received	3,319	3,344	4,760
Interest paid, net of interest capitalized	(23,366)	(26,821)	(24,957)
NET CASH PROVIDED BY OPERATING ACTIVITIES	144,640	130,565	144,088
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of subsidiaries, net of cash acquired (Note 4)	(367)	(5)
Purchases of property, plant and equipment (including capitalized interest in the amount of RUB 307 million, RUB 388 million and RUB 885 million, respectively)	(53,366)	(55,538)	(76,671)
Purchases of other intangible assets	(23,065)	(28,013)	(19,440)
Purchase of 3G and 4G licenses in Ukraine and Russia		(2,598)	(10,426)
Proceeds from sale of property, plant and equipment and assets held for sale	4,343	4,042	2,988
Purchases of short-term and other investments	(33,717)	(9,739)	(73,485)
Proceeds from sale of short-term and other investments	25,385	39,021	31,678
Investments in associates (Note 7)	(723)	(4,094)
Disposal of discontinued operation, net of cash disposed		(378)
NET CASH USED IN INVESTING ACTIVITIES	(81,510)	(57,302)	(145,356)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of notes	(12,042)	(20,364)	(24,018)
Proceeds from issuance of notes	45,000	10,000	5
Notes and debt issuance cost paid	(98)	(16)	(1,244)
Finance lease obligation principal paid	(774)	(334)	(409)
Dividends paid	(51,759)	(52,805)	(50,786)
Cash flows from transactions with entities under common control		3,063	(4,821)
Proceeds from loans	25,136	50,696	63,162
Repayment of loans	(32,239)	(69,532)	(16,132)
Cash flows under credit guarantee agreement related to foreign-currency hedge (Note 19)	(1,766)	(2,984)	6,706
Repurchase of common stock	(21,896)	(748)	(6)
Other financial activities	(7)	(14)	(52)
NET CASH USED IN FINANCING ACTIVITIES	(50,445)	(83,038)	(27,595)
Effect of exchange rate changes on cash and cash equivalents	(569)	(5,219)	761
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	12,116	(14,994)	(28,102)
CASH AND CASH EQUIVALENTS, beginning of the year	18,470	33,464	61,566
CASH AND CASH EQUIVALENTS, end of the year	₽ 30,586	₽ 18,470	₽ 33,464